Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The Company's Income tax expense (benefit) is as follows (amounts in thousands):

	Year Ended December 31,
	2018	2017	2016
Current:
Federal	$—	(426)	—
State	2,535	2,559	3,008
	2,535	2,133	3,008
Deferred:
Federal	(12,892)	(4,593)	4,000
State	(1,195)	567	140
	(14,087)	(4,026)	4,140
Total Income tax expense (benefit)	$(11,552)	(1,893)	7,148

On December 22, 2017, new tax reform legislation that significantly reforms the Internal Revenue Code of 1986, as amended, was enacted (the "2017 Tax Act"). The 2017 Tax Act includes numerous changes to existing tax law, including a permanent reduction in the federal corporate income tax rate from 35% to 21%. The rate reduction is effective for the Company as of January 1, 2018.

Total Income tax expense (benefit) differs from the amounts computed by applying the U.S. federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 as a result of the following (amounts in thousands):

	Year Ended December 31,
	2018	2017	2016
Computed expected tax benefit	$(144,963)	(39,616)	(24,206)
Change in valuation allowance affecting income tax expense	52,916	39,499	26,892
Goodwill impairment not resulting in tax impact	78,869	—	—
Other expense (income) not resulting in tax impact	568	1,211	(1,585)
Tax amortization of indefinite-lived assets	—	4,001	4,000
2017 Federal tax reform enactment	—	(9,020)	—
State and local income taxes, net of federal income taxes	1,058	2,032	2,047
Total Income tax expense (benefit)	$(11,552)	(1,893)	7,148

Components of deferred tax assets and liabilities as of December 31, 2018 and 2017 are as follows (amounts in thousands):

	As of December 31,
	2018	2017
Accounts receivable reserves	$1,205	1,357
Accrued liabilities	3,564	10,639
Net operating loss carryforwards	175,569	153,683
Derivative financial instruments	1,770	1,705
Other deferred tax assets	1,911	2,558
Valuation allowance	(129,012)	(86,281)
Total deferred tax assets	55,007	83,661
Intangible assets	(52,161)	(94,962)
Property, plant and equipment	(2,063)	(2,003)
Total deferred tax liabilities	(54,224)	(96,965)
Net deferred tax assets / (liabilities)	$783	(13,304)

For the year ended December 31, 2018, the valuation allowance increased by $42,731,000.  The change in the valuation allowance is primarily attributable to the impact of the full impairment of Brinks Home Security's goodwill in 2018, which contributed to the $52,916,000 increase in valuation allowance related to current year computed federal income tax benefit. This increase was offset by a decrease of $5,945,000 related to an anticipated 481(a) adjustment for a change in accounting method upon the adoption of Topic 606 for the 2018 federal tax return and other changes in deferred tax assets.

At December 31, 2018, the Company has $698,952,000 and $222,874,000 in NOLs for federal and state tax purposes, respectively.  The federal net operating losses recognized through December 31, 2017 of $676,746,000 expire at various times from 2024 through 2037.  The state net operating loss carryforwards will expire through 2037.  Approximately $129,521,000 of the Company’s net operating losses are subject to Internal Revenue Code Section 382 limitations.  The Company has $426,000 of alternative minimum tax ("AMT") credits which will be refunded upon filing the 2018 through 2021 federal tax returns.  The Company also has $783,000 of state credits that will expire through 2026.

As of December 31, 2018, the 2015 to 2018 tax years remain open to examination by the IRS and the 2014 to 2018 tax years remain open to examination by certain state tax authorities.

A reconciliation of the beginning and ending amount of uncertain tax positions, which is recorded in other long term liabilities, is as follows (amounts in thousands):

	Year Ended December 31,
	2018	2017	2016
As of the beginning of the year	$204	208	193
Increases for tax positions of current years	7	—	15
Reductions for tax positions of prior years	(6)	(4)	—
As of the end of the year	$205	204	208

When the tax law requires interest to be paid on an underpayment of income taxes, the Company recognizes interest expense from the first period the interest would begin accruing according to the relevant tax law. Any accrual of interest and penalties related to underpayment of income taxes on uncertain tax positions is included in Income tax expense in the accompanying consolidated statements of operations. As of December 31, 2018, accrued interest and penalties related to uncertain tax positions were approximately $143,000.  The Company does not expect a significant change in uncertain tax positions in the next twelve months.